PREFERRED SHARES (Details) - CAD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Aug. 30, 2024	Mar. 10, 2021	Aug. 31, 2024	Jan. 31, 2024	Nov. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of classes of share capital [line items]
Private placement (in shares)		14,584,098				17,322,915 [1]
Preferred shares						$ 31,070	$ 0
British American Tobacco, Plc
Disclosure of classes of share capital [line items]
Private placement (in shares)					38,679,525
Preferred shares	$ 31,594					31,070
Gains (losses) on change in fair value of preferred shares						$ 524
British American Tobacco, Plc | First
Disclosure of classes of share capital [line items]
Private placement, transaction costs				$ 1,259
British American Tobacco, Plc | Second
Disclosure of classes of share capital [line items]
Private placement (in shares)			8,463,435
Preferred shares | British American Tobacco, Plc
Disclosure of classes of share capital [line items]
Private placement (in shares)			8,463,435
Preferred shares | British American Tobacco, Plc | Second
Disclosure of classes of share capital [line items]
Private placement, transaction costs	269
Ordinary shares | British American Tobacco, Plc
Disclosure of classes of share capital [line items]
Preferred to ordinary share conversion rate					100.00%
Post issuance rate of increase					7.50%
Ordinary shares | British American Tobacco, Plc | Second
Disclosure of classes of share capital [line items]
Private placement, transaction costs	$ 141
Ordinary shares | British American Tobacco, Plc | Minimum
Disclosure of classes of share capital [line items]
Equity interest acquired					30.00%
Ordinary shares | British American Tobacco, Plc | Maximum
Disclosure of classes of share capital [line items]
Equity interest acquired					49.00%

[1]	[1] The Company implemented a consolidation of its common shares in July 2023 and the number of common shares have been retrospectively adjusted. Refer to Note 1 for further information.